Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity (Deficit) - USD ($)		Ordinary shares		Subscription receivable	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income	Total
Balance at Dec. 31, 2022		$ 10,000	[1]	$ (10,000)	$ 1,282	$ (792,888)	$ 1,954	$ (789,652)
Balance (in Shares) at Dec. 31, 2022	[1]	20,000,000
Net (loss) income						271,578		271,578
Foreign currency translation adjustment							3,619	3,619
Balance at Jun. 30, 2023		$ 10,000	[1]	(10,000)	1,282	(521,310)	5,573	(514,455)
Balance (in Shares) at Jun. 30, 2023	[1]	20,000,000
Balance at Dec. 31, 2023		$ 10,000	[1]	(10,000)	1,282	(596,161)	3,367	(591,512)
Balance (in Shares) at Dec. 31, 2023	[1]	20,000,000
Net (loss) income						(218,123)		(218,123)
Foreign currency translation adjustment							(498)	(498)
Balance at Jun. 30, 2024		$ 10,000	[1]	$ (10,000)	1,282	(814,284)	2,869	(810,133)
Balance (in Shares) at Jun. 30, 2024	[1]	20,000,000
Balance at Dec. 31, 2024		$ 11,100	[1]		2,000,182	(638,380)	377	$ 1,373,279
Balance (in Shares) at Dec. 31, 2024		22,200,000	[1]					22,200,000	[2]
Issuance of ordinary shares pursuant to initial public offering (“IPO”), net of offering cost		$ 1,332	[1]		8,142,462			$ 8,143,794
Issuance of ordinary shares pursuant to initial public offering (“IPO”), net of offering cost (in Shares)	[1]	2,664,000
Net (loss) income						(563,147)		(563,147)
Foreign currency translation adjustment							(23,643)	(23,643)
Balance at Jun. 30, 2025		$ 12,432	[1]		$ 10,142,644	$ (1,201,527)	$ (23,266)	$ 8,930,283
Balance (in Shares) at Jun. 30, 2025		24,864,000	[1]					24,864,000	[2]

[1]	Shares and per share data are presented on a retroactive basis to reflect the ordinary shares issuance and share split.
[2]	Shares and per share data are presented on a retroactive basis to reflect the ordinary shares issuance and share split.